Deferred Charges	9 Months Ended
Sep. 30, 2018
Deferred Charges
Deferred Charges

NOTE 6 – DEFERRED CHARGES

The Company entered an arrangement with a distributor which specifies shipment to an intermediate site before final delivery to the end user. The distributor prepays the majority of the sales price and assumes title to the products upon shipment to the intermediate site. The balance of the sales price is payable upon final delivery to the end user. The Company deferred both the revenue and related product costs until final delivery. Deferred revenue and deferred charges related to the arrangement were $4,599,613 and $3,449,710, respectively, as of September 30, 2018.